COMMITMENTS - Sponser Agreement (Details) - USD ($)		9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 05, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Threshold Period For Not To Transfer Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination		180 days
Transfer Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination Stock Price Trigger		$ 12.00
Threshold Trading Days For Transfer, Assign Or Sale of Shares or Warrants, After The Completion of The Initial Business Combination		20 days
Threshold Consecutive Trading Days for Transfer, Assign or Sale of Shares or Warrants, After The Completion of The Initial Business Combination		30 days
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences		150 days
Class B ordinary shares
Defined Benefit Plan Disclosure [Line Items]
Number of Shares Subject to Forfeiture		2,900,000
Shares subject to forfeiture in connection with equity backstop commitments		1,734,694
Class B ordinary shares | BGPT Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Shares Subject to Forfeiture		1,450,000
Shares subject to forfeiture in connection with equity backstop commitments		1,450,000
Common Class D [Member] | BGPT Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues		725,000
Common Class D [Member] | Trasimene Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues		725,000
Class A ordinary shares
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Issuance or Sale of Equity		$ 517,500,000	$ 517,500,000	$ 517,500,000
Cannae Holdings Inc | Class A ordinary shares
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Issuance or Sale of Equity	$ 75,000,000	$ 200,000,000